Financial instruments and risk management - Schedule of net borrowings interest rate profile (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 14,137	£ 12,109	£ 13,246
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 11,070	£ 9,278
Net borrowings interest rate	78.00%	77.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 2,612	£ 2,521
Net borrowings interest rate	19.00%	21.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ (20)	£ (53)
Net borrowings interest rate	0.00%	(1.00%)
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	£ 475	£ 363
Net borrowings interest rate	3.00%	3.00%